Debt: Schedule of Short-term borrowings and current portion of long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Short-term borrowings and current portion of long-term debt:
Schedule of Short-term borrowings and current portion of long-term debt

	December 31, 2011		December 31, 2010
Short-term borrowings and current portion of long-term debt:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	217,168	6.4-9.2	744,223	5.4-8.5
Bonds issue	380,349	8.1-19.0	328,117	8.5-12.5
Corporate lenders	5,782	0.0	3,448	0.0-7.0
Total	603,299		1,075,788

U.S. dollar-denominated:
Banks and financial institutions	291,503	1.3-8.0	241,882	0.0-6.5
Corporate lenders	260	6.5	–
Total	291,763		241,882

Euro-denominated:
Banks and financial institutions	341,928	1.8-9.4	103,692	2.0-6.5
Total	341,928		103,692

Romanian lei-denominated:
Banks and financial institutions	16,922	8.4-9.4	15,603	7.6
Total	16,922		15,603

Kazakh tenge-denominated:
Banks and financial institutions	28,538	9.5	–
Total	28,538		–

Turkish lira-denominated:
Banks and financial institutions	10,418	13.8-17.8	–
Total	10,418		–

Total short-term borrowings	1,292,868		1,436,965
Current portion of long-term debt	1,358,489		640,844
Total short-term borrowings and current portion of long-term debt	2,651,357		2,077,809